BROOKFIELD GLOBAL RENEWABLES & SUSTAINABLE INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
March 31, 2025
	Shares	Value
COMMON STOCKS – 99.5%
BRAZIL – 5.0%
Circular Economy – 2.3%
Orizon Valorizacao de Residuos SA(a)	177,679	$1,316,452
Electricity Transmission & Distribution – 2.7%
Equatorial Energia SA	277,549	1,551,562
Total BRAZIL		2,868,014
CANADA – 3.7%
Electricity Infrastructure – 3.7%
Boralex, Inc.	47,132	947,193
Fortis, Inc.	25,941	1,181,635
Total Electricity Infrastructure		2,128,828
Total CANADA		2,128,828
FRANCE – 4.4%
Circular Economy – 1.7%
Veolia Environnement SA	29,025	998,225
Sustainable Solutions – 2.7%
Schneider Electric SE	6,584	1,519,891
Total FRANCE		2,518,116
GERMANY – 5.4%
Electricity Infrastructure – 5.4%
E.ON SE	207,833	3,137,196
Total GERMANY		3,137,196
ITALY – 6.1%
Electricity Infrastructure – 6.1%
Enel SpA	433,673	3,518,100
Total ITALY		3,518,100
SPAIN – 9.1%
Electricity Infrastructure – 6.9%
EDP Renovaveis SA	53,418	445,055
Iberdrola SA	219,877	3,550,603
Total Electricity Infrastructure		3,995,658
Electricity Transmission & Distribution – 2.2%
Redeia Corp. SA	63,818	1,280,913
Total SPAIN		5,276,571
UNITED KINGDOM – 11.1%
Electricity Infrastructure – 3.8%
SSE PLC	108,213	2,229,022
Electricity Transmission & Distribution – 4.1%
National Grid PLC	182,409	2,379,396
Water – 3.2%
Severn Trent PLC	55,895	1,829,890
Total UNITED KINGDOM		6,438,308
UNITED STATES – 54.7%
Circular Economy – 16.3%
American Water Works Co., Inc.	9,844	1,452,187
Republic Services, Inc.	11,369	2,753,117
Waste Connections, Inc.	13,413	2,614,372
Waste Management, Inc.	11,153	2,582,031
Total Circular Economy		9,401,707
Electricity Infrastructure – 11.5%
Clearway Energy, Inc.	41,544	1,257,537
CMS Energy Corp.	22,366	1,679,910
Public Service Enterprise Group, Inc.	44,811	3,687,945
Total Electricity Infrastructure		6,625,392
Integrated Utilities/Renewables – 10.3%
Entergy Corp.	15,407	1,317,145
TXNM Energy, Inc.	42,432	2,269,263
Xcel Energy, Inc.	33,783	2,391,499
Total Integrated Utilities/Renewables		5,977,907
Sustainable Solutions – 16.6%
Bloom Energy Corp.(a)	27,452	539,706
Carrier Global Corp.	29,553	1,873,660
First Solar, Inc.(a)	9,891	1,250,519
GE Vernova, Inc.	5,849	1,785,583
Itron, Inc.(a)	14,905	1,561,448
Trane Technologies PLC	4,555	1,534,671
Xylem, Inc.	9,070	1,083,502
Total Sustainable Solutions		9,629,089
Total UNITED STATES		31,634,095
TOTAL COMMON STOCKS (Cost $54,432,173)		57,519,228
MONEY MARKET FUND – 0.4%
UNITED STATES – 0.4%
First American Treasury Obligations Fund - Class X, 4.26%(b)	229,169	229,169
TOTAL MONEY MARKET FUND (Cost $229,169)		229,169
Total Investments – 99.9% (Cost $54,661,342)		57,748,397
Other Assets in Excess of Liabilities – 0.1%		57,397
TOTAL NET ASSETS – 100.0%		$57,805,794
The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a)	Non-income producing security.
(b)	The rate shown represents the seven-day yield as of March 31, 2025.

Abbreviations:
PLC	Public Limited Company

Brookfield Global Renewables & Sustainable Infrastructure Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2025:
	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$2,868,014	$–	$–	$2,868,014
Canada	2,128,828	–	–	2,128,828
France	–	2,518,116	–	2,518,116
Germany	–	3,137,196	–	3,137,196
Italy	–	3,518,100	–	3,518,100
Spain	–	5,276,571	–	5,276,571
United Kingdom	–	6,438,308	–	6,438,308
United States	31,634,095	–	–	31,634,095
Total Common Stocks	36,630,937	20,888,291	–	57,519,228
Money Market Fund:
United States	229,169	–	–	229,169
Total	$36,860,106	$20,888,291	$–	$57,748,397
For further information regarding security characteristics, see the Schedule of Investments.